UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05547

Laudus Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices)      (Zip code)

Omar Aguilar

Laudus Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2023

Item 1: Report(s) to Shareholders.

Semiannual Report | September 30, 2023
Schwab Select Large Cap Growth Fund

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
1Schwab Select Large Cap Growth Fund | Semiannual Report

Schwab Select Large Cap Growth Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended September 30, 2023
Schwab Select Large Cap Growth Fund (Ticker Symbol: LGILX)	10.52% [1]
Russell 1000® Growth Index	9.28%
Fund Category: Morningstar Large Growth[2]	7.04%
Performance Details	pages 3-4
All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by the investment adviser. Without these reductions, the fund’s return would have been lower. This return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
1
Effective September 15, 2023, American Century Investment Management, Inc. (ACIM) and J.P. Morgan Investment Management Inc. (JP Morgan) became the fund’s subadvisers. Prior to September 15, 2023, the fund had a different subadviser (BlackRock Investment Management, LLC (BlackRock)). The performance history of the fund prior to that date is attributable to the previous subadviser.
2
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
Schwab Select Large Cap Growth Fund | Semiannual Report2

Schwab Select Large Cap Growth Fund

Past performance does not guarantee future results. The performance data quoted represents past performance, and current returns may be lower or higher. The performance information does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, visit www.schwabassetmanagement.com/schwabfunds_prospectus.
Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Schwab Select Large Cap Growth Fund (10/14/97)*	10.52%	30.81%	8.36%	12.21%
Russell 1000® Growth Index	9.28%	27.72%	12.42%	14.48%
Fund Category: Morningstar Large Growth[3]	7.04%	23.46%	9.04%	11.63%
Fund Expense Ratio[4]: 0.75%

INVESTMENT MANAGERS AND ALLOCATIONS5
Investment Managers	Investment Style	% of Net Assets
American Century Investment Management, Inc.	U.S. Large-Cap Growth	59.5%
J.P. Morgan Investment Management Inc.	U.S. Large-Cap Growth	39.2%
Cash and other assets[6]		1.3%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
*
Inception date is that of the fund’s predecessor fund, the Class Y Shares of the UBS U.S. Large Cap Growth Fund.
1
Fund expenses may have been partially absorbed by the investment adviser and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
2
The Schwab Select Large Cap Growth Fund was launched on 7/13/09. The fund was formerly known as UBS U.S. Large Cap Growth Fund. The performance and returns prior to 7/13/09 reflect the returns of UBS U.S. Large Cap Growth Fund, Class Y Shares. Effective September 15, 2023, American Century Investment Management, Inc. (ACIM) and J.P. Morgan Investment Management Inc. (JP Morgan) became the fund’s subadvisers. Prior to September 15, 2023, the fund had a different subadviser (BlackRock Investment Management, LLC (BlackRock)). The performance history of the fund prior to that date is attributable to the previous subadviser.
3
Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds and ETFs within the category as of the report date.
4
As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the Financial Highlights section of the Financial Statements.
5
For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
6
Charles Schwab Investment Management, Inc. may directly manage portions of the fund during transitions between investment managers. Charles Schwab Investment Management, Inc. also manages the cash portion of the fund.
3Schwab Select Large Cap Growth Fund | Semiannual Report

Schwab Select Large Cap Growth Fund
Performance and Fund Facts as of September 30, 2023

Statistics1
Number of Holdings	108
Weighted Average Market Cap (millions)	$832,077
Price/Earnings Ratio (P/E)	34.19
Price/Book Ratio (P/B)	8.43
Portfolio Turnover Rate	53% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
1
Excludes derivatives.
2
Not annualized.
3
The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
4
This list is not a recommendation of any security by the investment adviser or subadviser.
Schwab Select Large Cap Growth Fund | Semiannual Report4

Schwab Select Large Cap Growth Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment

As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for the period beginning April 1, 2023 and held through September 30, 2023.
The Actual Return line in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
The Hypothetical Return line in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical return line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 4/1/23	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 9/30/23	EXPENSES PAID DURING PERIOD 4/1/23-9/30/23 [2]
Schwab Select Large Cap Growth Fund
Actual Return	0.74%	$1,000.00	$1,105.20	$3.89
Hypothetical 5% Return	0.74%	$1,000.00	$1,021.30	$3.74

[1]	Based on the most recent six-month expense ratio.
[2]
Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183 days in the period, and divided by the 366 days in the fiscal year.

5Schwab Select Large Cap Growth Fund | Semiannual Report

Schwab Select Large Cap Growth Fund
Financial Statements
FINANCIAL HIGHLIGHTS

	4/1/23– 9/30/23*	4/1/22– 3/31/23	4/1/21– 3/31/22	4/1/20– 3/31/21	4/1/19– 3/31/20	4/1/18– 3/31/19
Per-Share Data
Net asset value at beginning of period	$19.87	$26.64	$29.23	$19.61	$21.31	$20.47
Income (loss) from investment operations:
Net investment income (loss)[1]	(0.01)	0.01	(0.09)	(0.07)	(0.04)	0.02
Net realized and unrealized gains (losses)	2.10	(4.48)	1.69	11.21	0.23	2.35
Total from investment operations	2.09	(4.47)	1.60	11.14	0.19	2.37
Less distributions:
Distributions from net investment income	—	—	—	—	(0.02)	—
Distributions from net realized gains	—	(2.30)	(4.19)	(1.52)	(1.87)	(1.53)
Total distributions	—	(2.30)	(4.19)	(1.52)	(1.89)	(1.53)
Net asset value at end of period	$21.96	$19.87	$26.64	$29.23	$19.61	$21.31
Total return	10.52%[2]	(15.94%)	3.88%	56.98%	(0.06%)	12.78%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.74%[3]	0.75%[4]	0.71%	0.72%	0.74%	0.75%
Gross operating expenses	0.74%[3]	0.75%[4]	0.71%	0.72%	0.74%	0.75%
Net investment income (loss)	(0.09%)[3]	0.03%	(0.28%)	(0.25%)	(0.18%)	0.07%
Portfolio turnover rate	53%[2]	49%	50%	37%	40%	53%
Net assets, end of period (x 1,000,000)	$1,908	$1,876	$2,926	$2,943	$1,981	$2,251

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
See financial notes
Schwab Select Large Cap Growth Fund | Semiannual Report6

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings 30 days after the end of the calendar quarter on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 96.6% OF NET ASSETS

Automobiles & Components 3.3%
Tesla, Inc. *	253,433	63,414,005

Capital Goods 4.0%
Acuity Brands, Inc.	34,753	5,918,783
Advanced Drainage Systems, Inc.	66,787	7,602,364
Deere & Co.	14,868	5,610,886
Donaldson Co., Inc.	58,127	3,466,694
Eaton Corp. plc	44,922	9,580,964
Fortive Corp.	110,289	8,179,032
Johnson Controls International plc	100,474	5,346,221
Nordson Corp.	28,582	6,378,645
Rockwell Automation, Inc.	13,379	3,824,655
Trane Technologies plc	31,913	6,475,467
TransDigm Group, Inc. *	8,790	7,411,113
Westinghouse Air Brake Technologies Corp.	46,354	4,926,040
Yaskawa Electric Corp.	60,002	2,160,735
		76,881,599

Commercial & Professional Services 1.2%
Cintas Corp.	8,144	3,917,345
Copart, Inc. *	164,274	7,078,567
Paycom Software, Inc.	46,603	12,082,760
		23,078,672

Consumer Discretionary Distribution & Retail 8.0%
Amazon.com, Inc. *	914,741	116,281,876
AutoZone, Inc. *	3,307	8,399,747
Lowe’s Cos., Inc.	59,084	12,280,019
MercadoLibre, Inc. *	9,533	12,086,700
Pool Corp.	11,761	4,188,092
		153,236,434

Consumer Durables & Apparel 1.9%
Lululemon Athletica, Inc. *	59,997	23,135,443
NIKE, Inc., Class B	125,053	11,957,568
		35,093,011

Consumer Services 3.0%
Airbnb, Inc., Class A *	23,299	3,196,856
Chipotle Mexican Grill, Inc. *	15,866	29,063,815
Marriott International, Inc., Class A	49,445	9,718,909
Starbucks Corp.	53,842	4,914,159
Wingstop, Inc.	59,163	10,639,874
		57,533,613

Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	40,953	23,136,807

SECURITY	NUMBER OF SHARES	VALUE ($)
Energy 1.6%
Cheniere Energy, Inc.	23,177	3,846,455
ConocoPhillips	43,543	5,216,451
EOG Resources, Inc.	109,068	13,825,460
Schlumberger N.V.	131,216	7,649,893
		30,538,259

Financial Services 6.9%
Blackstone, Inc.	53,555	5,737,883
Block, Inc. *	50,028	2,214,239
Mastercard, Inc., Class A	172,347	68,233,901
Morgan Stanley	53,536	4,372,285
MSCI, Inc.	29,578	15,175,880
PayPal Holdings, Inc. *	16,308	953,366
Visa, Inc., Class A	154,810	35,607,848
		132,295,402

Food, Beverage & Tobacco 1.1%
Constellation Brands, Inc., Class A	43,350	10,895,156
Monster Beverage Corp. *	175,678	9,302,150
		20,197,306

Health Care Equipment & Services 6.0%
Align Technology, Inc. *	23,935	7,307,834
DexCom, Inc. *	131,682	12,285,931
Edwards Lifesciences Corp. *	97,552	6,758,402
HCA Healthcare, Inc.	29,468	7,248,539
IDEXX Laboratories, Inc. *	12,596	5,507,853
Insulet Corp. *	30,010	4,786,295
Intuitive Surgical, Inc. *	87,077	25,451,736
McKesson Corp.	24,951	10,849,942
UnitedHealth Group, Inc.	66,825	33,692,497
		113,889,029

Household & Personal Products 0.2%
The Estee Lauder Cos., Inc., Class A	18,406	2,660,587

Materials 0.8%
Ecolab, Inc.	53,795	9,112,873
Freeport-McMoRan, Inc.	77,184	2,878,192
The Sherwin-Williams Co.	9,082	2,316,364
		14,307,429

Media & Entertainment 11.5%
Alphabet, Inc., Class A *	704,304	92,165,222
Meta Platforms, Inc., Class A *	282,863	84,918,301
Netflix, Inc. *	88,881	33,561,466
Spotify Technology S.A. *	17,096	2,643,725
The Trade Desk, Inc., Class A *	82,094	6,415,646
		219,704,360

See financial notes
7Schwab Select Large Cap Growth Fund | Semiannual Report

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.2%
AbbVie, Inc.	34,887	5,200,256
Alnylam Pharmaceuticals, Inc. *	8,747	1,549,094
Biogen, Inc. *	26,103	6,708,732
Eli Lilly & Co.	91,676	49,241,930
Exact Sciences Corp. *	104,865	7,153,890
Genmab A/S *	18,064	6,395,569
Gilead Sciences, Inc.	39,084	2,928,955
Moderna, Inc. *	11,114	1,147,965
Regeneron Pharmaceuticals, Inc. *	50,403	41,479,653
Sarepta Therapeutics, Inc. *	17,541	2,126,320
Seagen, Inc. *	8,142	1,727,325
Thermo Fisher Scientific, Inc.	2,619	1,325,659
Waters Corp. *	40,584	11,128,539
		138,113,887

Semiconductors & Semiconductor Equipment 10.5%
Advanced Micro Devices, Inc. *	109,570	11,265,987
Analog Devices, Inc.	87,271	15,280,279
Applied Materials, Inc.	165,970	22,978,546
ASML Holding N.V.	11,628	6,845,985
ASML Holding N.V. NY Registry Shares	8,472	4,987,128
Broadcom, Inc.	20,247	16,816,753
First Solar, Inc. *	49,723	8,034,740
Lam Research Corp.	9,657	6,052,718
NVIDIA Corp.	248,921	108,278,146
		200,540,282

Software & Services 17.5%
Adobe, Inc. *	25,016	12,755,658
Cognizant Technology Solutions Corp., Class A	55,040	3,728,410
Datadog, Inc., Class A *	91,969	8,377,456
DocuSign, Inc. *	163,931	6,885,102
Dynatrace, Inc. *	116,547	5,446,241
Fair Isaac Corp. *	17,185	14,925,688
Gartner, Inc. *	13,750	4,724,638
HubSpot, Inc. *	10,496	5,169,280
Intuit, Inc.	17,646	9,016,047
Microsoft Corp.	542,757	171,375,522
MongoDB, Inc. *	9,090	3,143,867
Okta, Inc. *	137,523	11,209,500
Oracle Corp.	135,555	14,357,986
Salesforce, Inc. *	153,309	31,087,999
Shopify, Inc., Class A *	182,684	9,969,066
SECURITY	NUMBER OF SHARES	VALUE ($)
Synopsys, Inc. *	21,160	9,711,805
Workday, Inc., Class A *	18,664	4,009,960
Zscaler, Inc. *	55,790	8,680,366
		334,574,591

Technology Hardware & Equipment 9.5%
Amphenol Corp., Class A	86,388	7,255,728
Apple Inc.	950,301	162,701,034
Cognex Corp.	98,500	4,180,340
Keyence Corp.	20,350	7,525,951
		181,663,053

Transportation 1.2%
J.B. Hunt Transport Services, Inc.	38,005	7,164,703
Uber Technologies, Inc. *	318,893	14,665,889
		21,830,592
Total Common Stocks (Cost $1,346,425,612)		1,842,688,918

SHORT-TERM INVESTMENTS 3.7% OF NET ASSETS

Money Market Funds 3.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.29% (a)	71,110,878	71,110,878
Total Short-Term Investments (Cost $71,110,878)		71,110,878
Total Investments in Securities (Cost $1,417,536,490)		1,913,799,796

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Growth Index, e-mini, expires 12/15/23	206	27,891,370	(1,132,594)

*	Non-income producing security.
(a)	The rate shown is the annualized 7-day yield.
See financial notes
Schwab Select Large Cap Growth Fund | Semiannual Report8

Schwab Select Large Cap Growth Fund
Portfolio Holdings  as of September 30, 2023 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of September 30, 2023 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,842,688,918	$—	$—	$1,842,688,918
Short-Term Investments[1]	71,110,878	—	—	71,110,878
Liabilities
Futures Contracts[2]	(1,132,594)	—	—	(1,132,594)
Total	$1,912,667,202	$—	$—	$1,912,667,202

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
See financial notes
9Schwab Select Large Cap Growth Fund | Semiannual Report

Schwab Select Large Cap Growth Fund
Statement of Assets and Liabilities

As of September 30, 2023; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $1,417,536,490)		$1,913,799,796
Deposit with broker for futures contracts		1,760,000
Receivables:
Dividends		423,151
Fund shares sold		244,785
Foreign tax reclaims		27,238
Prepaid expenses	+	36,959
Total assets		1,916,291,929

Liabilities
Payables:
Investments bought		5,732,043
Fund shares redeemed		1,231,119
Investment adviser fees		1,060,860
Sub-accounting and sub-transfer agent fees		164,396
Variation margin on futures contracts		7,210
Independent trustees’ fees		580
Accrued expenses	+	81,899
Total liabilities		8,278,107
Net assets		$1,908,013,822

Net Assets by Source
Capital received from investors		$1,090,226,578
Total distributable earnings	+	817,787,244
Net assets		$1,908,013,822

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,908,013,822		86,880,105		$21.96

See financial notes
Schwab Select Large Cap Growth Fund | Semiannual Report10

Schwab Select Large Cap Growth Fund
Statement of Operations

For the period April 1, 2023 through September 30, 2023; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $218,382)		$6,479,960

Expenses
Investment adviser fees		6,192,311
Sub-accounting and sub-transfer agent fees		913,962
Shareholder reports		47,221
Accounting and administration fees		43,258
Independent trustees’ fees		36,052
Professional fees		29,712
Registration fees		26,310
Custodian fees		14,673
Transfer agent fees		10,607
Other expenses	+	20,356
Total expenses	–	7,334,462
Net investment loss		(854,502)

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated		330,151,492
Net realized losses on futures contracts		(91,466)
Net realized losses on foreign currency transactions	+	(63,464)
Net realized gains		329,996,562
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(130,485,551)
Net change in unrealized appreciation (depreciation) on futures contracts		(1,132,594)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(203)
Net change in unrealized appreciation (depreciation)	+	(131,618,348)
Net realized and unrealized gains		198,378,214
Increase in net assets resulting from operations		$197,523,712
See financial notes
11Schwab Select Large Cap Growth Fund | Semiannual Report

Schwab Select Large Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	4/1/23-9/30/23		4/1/22-3/31/23
Net investment income (loss)		($854,502 )	$678,849
Net realized gains		329,996,562	321,598
Net change in unrealized appreciation (depreciation)	+	(131,618,348)	(502,671,436)
Increase (decrease) in net assets resulting from operations		$197,523,712	($501,670,989 )

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		$—	($219,998,276 )

TRANSACTIONS IN FUND SHARES
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,905,070	$108,187,186	11,457,148	$234,521,827
Shares reinvested		—	—	10,018,932	181,843,602
Shares redeemed	+	(12,471,002)	(273,882,971)	(36,885,487)	(744,859,725)
Net transactions in fund shares		(7,565,932)	($165,695,785 )	(15,409,407)	($328,494,296 )

SHARES OUTSTANDING AND NET ASSETS
	4/1/23-9/30/23			4/1/22-3/31/23
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		94,446,037	$1,876,185,895	109,855,444	$2,926,349,456
Total increase (decrease)	+	(7,565,932)	31,827,927	(15,409,407)	(1,050,163,561)
End of period		86,880,105	$1,908,013,822	94,446,037	$1,876,185,895
See financial notes
Schwab Select Large Cap Growth Fund | Semiannual Report12

Schwab Select Large Cap Growth Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Select Large Cap Growth Fund is the only series of Laudus Trust (the trust), a no-load, open-end management investment company organized April 1, 1988. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The Schwab Select Large Cap Growth Fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Fund Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain mutual funds, which are referred to as "underlying funds". For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees (the Board) has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
• Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
• Foreign equity security fair valuation: The Valuation Designee has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the valuation of the fund’s holdings.  By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.  This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.  When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark.
• Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
• Mutual funds: Mutual funds are valued at their respective NAVs.
• Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including
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Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
• Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds (ETFs) and futures contracts. Mutual funds and ETFs are classified as Level 1 prices, without consideration to the classification level of the underlying securities held.
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the valuation of a fund’s holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Valuation Designee has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
• Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all.  When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information.  Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of September 30, 2023, are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
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Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Passive Foreign Investment Companies: The fund may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The fund may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The fund may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in the fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the fund’s Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend date is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the Fund Complex generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
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Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the fund’s Statement of Operations. Foreign taxes accrued as of September 30, 2023, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(k) Regulatory Update:
Effective January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information deemed important for retail investors to assess and monitor their fund investments. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these rule and form amendment changes on the content of the current shareholder report and the newly created annual and semiannual streamlined shareholder reports.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Multi-Manager Risk. Each subadviser makes investment decisions independently, and it is possible that the investment styles of subadvisers may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single subadviser.
Management Risk. As with all actively managed funds, the fund is subject to the risk that the subadvisers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. The fund’s subadvisers apply their own investment techniques and risk analyses in making investment decisions for the fund, but there can be no guarantee that they will produce the desired results.
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Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund’s investment being adversely affected. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs) which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. These risks may be heightened in connection with investments in emerging markets or securities of issuers that conduct their business in emerging markets.
Derivatives Risk. The fund may, but is not required to, use derivatives to earn income and enhance returns, to manage or adjust the risk profile of the fund, to replace more traditional direct investments, or to obtain exposure to certain markets. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A forward currency agreement involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The fund’s use of derivatives involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk, market risk and operational risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivative may not fulfill its contractual obligations. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested. However, these risks are less severe when the fund uses derivatives for hedging rather than to enhance the fund’s returns or as a substitute for a position or security. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any increase or decrease in the value of the fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the fund.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.
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Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

 4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Management Contract (Advisory Agreement) between the investment adviser and the trust. Effective September 15, 2023, American Century Investment Management Inc. (ACIM) and J.P. Morgan Investment Management Inc. (JP Morgan), the fund’s subadvisers, provide day-to-day portfolio management services to the fund, subject to the supervision of the investment adviser. Prior to September 15, 2023, BlackRock Investment Management, LLC (BlackRock), the fund’s subadviser, provided day-to-day portfolio management services to the fund.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets described as follows:
% OF AVERAGE DAILY NET ASSETS
First $500 million	0.700%
$500 million to $1 billion	0.650%
$1 billion to $1.5 billion	0.600%
$1.5 billion to $2 billion	0.575%
Over $2 billion	0.550%
For the period ended September 30, 2023, the aggregate net advisory fee paid to the investment adviser was 0.63% (annualized) for the fund, as a percentage of the fund’s average daily net assets.
Effective September 15, 2023, the investment adviser (not the fund) pays a portion of the advisory fees it receives to ACIM and JP Morgan in return for their portfolio management services. Prior to September 15, 2023, the investment adviser (not the fund) paid a portion of the advisory fees it received to BlackRock in return for its portfolio management services.
Shareholder Servicing
The trustees have authorized the fund to reimburse, out of the assets of the fund, financial intermediaries, including Charles Schwab & Co., Inc. (a broker-dealer affiliate of the investment adviser, Schwab) (together, “service providers”) that provide sub-accounting and sub-transfer agency services in connection with the fund’s shares in an amount of up to 0.10% of the average daily net assets of the fund on an annual basis. The sub-accounting and sub-transfer agency fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.10% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
The investment adviser has contractually agreed, until at least July 30, 2025, to limit the total annual fund operating expenses (excluding acquired fund fees and expenses, interest, taxes and certain non-routine expenses) of the fund to 0.77%. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds.
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Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of September 30, 2023:
Schwab Balanced Fund	4.8%
Schwab Target 2010 Fund	0.0%*
Schwab Target 2015 Fund	0.1%
Schwab Target 2020 Fund	0.4%
Schwab Target 2025 Fund	0.6%
Schwab Target 2030 Fund	1.9%
Schwab Target 2035 Fund	1.2%
Schwab Target 2040 Fund	3.0%
Schwab Target 2045 Fund	0.9%
Schwab Target 2050 Fund	1.1%
Schwab Target 2055 Fund	0.8%
Schwab Target 2060 Fund	0.3%
Schwab Target 2065 Fund	0.1%

*	Less than 0.05%
Interfund Transactions
The fund’s investment adviser or subadvisers may engage in direct transactions with certain other funds they manage in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When a fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, subadvisers, trustees and/or officers. For the period ended September 30, 2023, the fund’s purchases and sales of securities with other funds in the Fund Complex was $236,691,705 and $94,200,727 respectively and includes realized gains of $37,820,184.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations. For information regarding the trustees, please refer to Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $1 billion line of credit (the Syndicated Credit Facility), which matured on September 28, 2023. On September 28, 2023, the Syndicated Credit Facility was amended to run for a new 364 day period with the line of credit amount unchanged, maturing on September 26, 2024. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility
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Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

6. Borrowing from Banks (continued):
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on September 28, 2023. On September 28, 2023, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on September 26, 2024. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed in the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
The fund entered into equity index futures contracts during the report period.  The fund invested in futures contracts to equitize available cash. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts.  During the period ended September 30, 2023, the month-end average notional amounts of futures contracts held by the fund was $3,984,481 and the month-end average number of contracts held was 29.

8. Purchases and Sales of Investment Securities:
For the period ended September 30, 2023, purchases and sales of securities (excluding short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$1,030,098,887	$1,266,901,962

9. Federal Income Taxes:
As of September 30, 2023, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$1,419,921,675	$523,837,132	($31,091,605 )	$492,745,527

For tax purposes, late-year ordinary losses may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2023, the fund had late-year ordinary losses deferred of $787,949.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of September 30, 2023.  The tax basis components of distributions paid during the fiscal year ended March 31, 2023 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
LONG-TERM CAPITAL GAINS
$219,998,276
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
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Schwab Select Large Cap Growth Fund
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
As of March 31, 2023, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements.  The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the fund’s Statement of Operations.  During the fiscal year ended March 31, 2023, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Schwab Select Large Cap Growth Fund
Liquidity Risk Management Program  (unaudited)

The fund has adopted and implemented a liquidity risk management program (the “program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated the fund’s investment adviser, Charles Schwab Investment Management, Inc., dba Schwab Asset Management, as the administrator of the program. Personnel of the investment adviser or its affiliates conduct the day-to-day operation of the program.
Under the program, the investment adviser manages a fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. The program is reasonably designed to assess and manage a fund’s liquidity risk, taking into consideration the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its historical redemption history and shareholder concentrations; and its cash holdings and access to other funding sources, including the custodian overdraft facility and lines of credit. The investment adviser’s process of determining the degree of liquidity of each fund’s investments is supported by third-party liquidity assessment vendors.
The fund’s Board reviewed a report at its meeting held on September 19, 2023 prepared by the investment adviser regarding the operation and effectiveness of the program for the period June 1, 2022, through May 31, 2023, which included individual fund liquidity metrics. The report summarized the operation of the program and the information and factors considered by the investment adviser in assessing whether the program has been adequately and effectively implemented with respect to a fund. In addition, the investment adviser provided its assessment that the program had been operating effectively in managing the fund’s liquidity risk.
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Schwab Select Large Cap Growth Fund
Approval of Renewal of Investment Advisory and Sub-Advisory Agreement and New Sub-Advisory Agreements

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the initial approval and/or continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
Approval of Renewal of Investment Advisory Agreement and Sub-Advisory Agreement
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement between Laudus Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser), and the sub-advisory agreement between the investment adviser and BlackRock Investment Management, LLC (BlackRock) (such investment advisory and sub-advisory agreements, together, the Agreements), each with respect to Schwab Select Large Cap Growth Fund (the Fund) and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser and BlackRock, including information about their affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
As part of the renewal process and ongoing oversight of the advisory and sub-advisory relationships, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser and the investment adviser sends an information request letter to BlackRock seeking certain relevant information. The responses by the investment adviser and BlackRock are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreements with respect to the Fund at meetings held on April 27, 2023 and June 7, 2023, and approved the renewal of the Agreements with respect to the Fund at the meeting on June 7, 2023 called for the purpose of voting on such approval. The Board considered that, although CSIM recommended that the sub-advisory agreement with BlackRock be terminated effective September 15, 2023, the renewal of the sub-advisory agreement was appropriate in order to ensure an orderly transition of the Fund’s portfolio during the period between the date when the sub-advisory agreement with Blackrock would otherwise automatically terminate (June 30, 2023) and the date when new sub-advisers would begin managing the Fund’s portfolio (September 15, 2023).
The Board’s approval of the continuance of the Agreements was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreements, including the resources of the investment adviser and its affiliates, and BlackRock, dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable mutual funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar mutual funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates, as well as the profitability of BlackRock; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreements reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided to the Fund and the resources of the investment adviser, its affiliates and BlackRock dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment
23Schwab Select Large Cap Growth Fund | Semiannual Report

Schwab Select Large Cap Growth Fund
adviser’s and BlackRock’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser and BlackRock relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas, and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser and BlackRock to the Fund and the resources of the investment adviser and BlackRock and their respective affiliates supported renewal of the Agreements with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreements with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other mutual funds and an applicable index/benchmark, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the appropriateness of the benchmark used to compare the performance of the Fund. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Fund had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board concluded that other factors relevant to performance supported renewal of the Agreements with respect to this Fund including that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser and BlackRock that were reasonable and consistent with the Fund’s investment objective and policies and that the investment adviser had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreements with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreements and the Fund’s operating expense ratio, in each case, in comparison to those of other similar mutual funds, such peer category and comparison having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services, as well as the competitive marketplace for financial products. The Trustees considered the effects of the investment adviser’s contractual waivers of management and other fees to prevent total Fund expenses from exceeding a specified cap. The Trustees also considered fees charged by the investment adviser and BlackRock to other mutual funds and to other types of accounts, but, with respect to such other types of accounts, accorded less weight to such comparisons due to the different legal, regulatory, compliance and operating features of mutual funds as compared to these other types of accounts and any differences in the nature and scope of the services the investment adviser provides to these other account and any differences in the market for these types of accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreements with respect to the Fund.
Profitability. With regard to profitability, the Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and the compensation flowing to BlackRock, directly or indirectly. The Trustees also reviewed the profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser and BlackRock from their relationships with the Fund, such as whether, by virtue of their management of the Fund, the investment adviser or BlackRock obtains investment information or other research resources that aid it in providing advisory services to other clients. With respect to the investment adviser and BlackRock, and their respective affiliates, the Trustees considered whether the varied levels of compensation and profitability with respect to the Fund under the Agreements and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and BlackRock and their respective affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced services and systems to benefit the Fund. With respect to the profitability of BlackRock, the Board also considered that BlackRock is compensated by the investment adviser and not by the Fund directly, and such compensation reflects an arms-length negotiation between the investment adviser and BlackRock. Based on this evaluation,
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Schwab Select Large Cap Growth Fund
the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser and BlackRock is reasonable and supported renewal of the Agreements with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas, and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing the Fund to scale and keeping overall expenses down as the Fund grows. The Trustees acknowledged that the investment adviser has invested in its infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. The Trustees also considered the existing contractual investment advisory fee schedule for the Fund that includes lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreements with respect to the Fund and concluded that the compensation under the Agreements with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
Approval of New Sub-Advisory Agreements
At a meeting of the Board held on June 7, 2023, Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) recommended, and the Trustees, including a majority of the Independent Trustees, approved (i) the termination of the sub-advisory agreement between the investment adviser and BlackRock Investment Management, LLC, pursuant to which BlackRock served as sub-adviser to Schwab Select Large Cap Growth Fund (the Fund), a series of Laudus Trust (the Trust), (ii) a new investment sub-advisory agreement between the investment adviser and J.P. Morgan Investment Management Inc. (J.P. Morgan) (New J.P. Morgan Sub-Advisory Agreement), pursuant to which J.P. Morgan was appointed as a sub-adviser to the Fund; and (iii) a new sub-advisory agreement between the investment adviser and American Century Investment Management, Inc. (American Century) (New American Century Sub-Advisory Agreement) (together, with the New J.P. Morgan Sub-Advisory Agreement, the New Sub-Advisory Agreements), pursuant to which American Century was appointed as a sub-adviser to the Fund, all to take effect on September 15, 2023.
The Board was provided with materials related to each of J.P. Morgan and American Century in advance of the meeting. The materials and related discussions included, but were not limited to, the following information about each of J.P. Morgan and American Century (a) quality of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) compliance systems; (f) policies on, and compliance procedures for, personal securities transactions; (g) reputation, expertise and resources; and (h) performance with respect to similar accounts managed by each of J.P. Morgan and American Century. In addition, the Board was provided with information about the level of the sub- advisory fees to be paid to each of J.P. Morgan and American Century, and comparable fees paid to each of J.P. Morgan and American Century for managing similar accounts. In considering the proposed New Sub-Advisory Agreements, the Independent Trustees received advice from independent legal counsel to the Independent Trustees.
In its consideration of the approval of the New J.P. Morgan Sub-Advisory Agreement and New American Century Sub-Advisory Agreement, the Board considered a variety of factors, including:
1.
the nature, extent and quality of the services to be provided to the Fund under the New J.P. Morgan Sub-Advisory Agreement and New American Century Sub-Advisory Agreement, including the resources each of J.P. Morgan and American Century to be dedicated to the Fund;
2.
J.P. Morgan and American Century’s investment performance in providing advisory or sub-advisory services with respect to similar accounts;
3.
the Fund’s expenses and how those expenses would be impacted by the engagement of each of J.P. Morgan and American Century as sub-advisers; and
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund in light of the sub-advisory fees proposed to be paid to each of J.P. Morgan and American Century, including both direct and indirect benefits accruing to the investment adviser and its affiliates.
5.
the extent to which economies of scale may be realized as the Fund grows and whether fee levels in each of the New J.P. Morgan Sub-Advisory Agreement and New American Century Sub-Advisory Agreement reflect the economies of scale.
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Schwab Select Large Cap Growth Fund
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the sub-advisory services to be provided by each of J.P. Morgan and American Century to the Fund and the resources each of J.P. Morgan and American Century will dedicate to the Fund. In this regard, the Trustees considered the information provided by each of J.P. Morgan and American Century with respect to its history, reputation, expertise, qualifications of its personnel, and experience in managing the type of strategies for which each of J.P. Morgan and American Century was being engaged. The Board also considered reports regarding the search process undertaken by the investment adviser that led to the identification of each of J.P. Morgan and American Century by the investment adviser as a well-qualified sub-adviser to the Fund with an investment style consistent with the Fund’s investment objective, strategies and characteristics. The Trustees also considered the evaluation by the Fund’s Chief Compliance Officer of each of J.P. Morgan’s and American Century’s compliance programs. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by each of J.P. Morgan and American Century to the Fund and the resources of each of J.P. Morgan and American Century to be dedicated to the Fund supported approval of the New J.P. Morgan Sub-Advisory Agreement and New American Century Sub-Advisory Agreement.
Investment Performance. The Board considered each of J.P. Morgan and American Century’s investment performance in determining whether to approve the New Sub-Advisory Agreements. Specifically, the Trustees considered each of J.P. Morgan and American Century’s relative performance in providing investment advisory services to similar accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the investment performance of each of J.P. Morgan and American Century supported approval of the New J.P. Morgan Sub-Advisory Agreement and New American Century Sub-Advisory Agreement.
Fund Expenses. When considering the fees to be paid to each of J.P. Morgan and American Century, the Trustees took into account the fact that each of J.P. Morgan and American Century will be compensated by the investment adviser, and not by the Fund, and that the fees paid to each of J.P. Morgan and American Century would not impact the fees paid by the Fund to the investment adviser. The Trustees also considered fees charged by each of J.P. Morgan and American Century to comparable sub-advised accounts. The Board considered the investment adviser’s statements that the fees to be paid to each of J.P. Morgan and American Century are reasonable in light of the anticipated quality of services to be provided by each of J.P. Morgan and American Century. Following such evaluation, the Board concluded, within the context of its full deliberations, that the fees to be paid to each of J.P. Morgan and American Century are reasonable and supported approval of the New J.P. Morgan Sub-Advisory Agreement and New American Century Sub-Advisory Agreement.
Profitability. With respect to the profitability of the investment adviser, the Trustees considered projected profitability to the investment adviser before and after the appointment of each of J.P. Morgan and American Century as a new sub-adviser. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability the investment adviser supported approval of the New Sub-Advisory Agreements. The Trustees took into account the fact that each of J.P. Morgan and American Century will be compensated by the investment adviser, and not by the Fund directly, and that the compensation paid to each of J.P. Morgan and American Century reflects an arms-length negotiation between the investment adviser and each of J.P. Morgan and American Century.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through graduated investment advisory and sub-advisory fee schedules or other means, including any fee waivers by the investment adviser and its affiliates. In connection with its evaluation, the Board took into account the fact that the existing contractual investment advisory and proposed sub-advisory fee schedules relating to the Fund include lower fees at higher graduated asset levels and that the investment adviser had contractually agreed to waive investment advisory and other fees to prevent total Fund expenses from exceeding a specified cap. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the New J.P. Morgan Sub-Advisory Agreement and New American Century Sub-Advisory Agreement for an initial two-year term and concluded that the compensation under the New J.P. Morgan Sub-Advisory Agreement and New American Century Sub-Advisory Agreement is fair and reasonable in light of such services, and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
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Schwab Select Large Cap Growth Fund
Trustees and Officers

The tables below give information about the trustees and officers of Laudus Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 106 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	106	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	106	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	106	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	106	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	106	None
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Schwab Select Large Cap Growth Fund
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	106	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	106	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)
Co-Chairman of the Board (July 2022 – present), Director and Chief
Executive Officer (Oct. 2008 – present) and President
(Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and
Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director
(May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Co-Chairman of the
Board (July 2022 – present) and Director (Apr. 2006 – present), Charles
Schwab Bank, SSB; Co-Chairman of the Board (July 2022 – present) and
Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB;
Co-Chairman of the Board (July 2022 – present) and Director
(July 2019 – present), Charles Schwab Trust Bank; Director
(May 2008 – present), Chief Executive Officer (Aug. 2017 – present) and
President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Manager
(Sept. 2023 – present), TD Ameritrade Holding LLC; Director
(Oct. 2020 – Aug. 2023), TD Ameritrade Holding Corporation; Director
(July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.
		106	Director (2008 – present), The Charles Schwab Corporation
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)
President (Oct. 2021 – present) and Executive Vice President – Schwab
Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles
Schwab Corporation; President, Director (Oct. 2021 – present), Executive
Vice President – Schwab Asset Management Solutions
(July 2019 – Oct. 2021) and Senior Vice President – Advisory
(May 2016 – July 2019), Charles Schwab & Co., Inc.; President
(Nov. 2021 – present), Schwab Holdings, Inc.; Director
(Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive
Officer and President (Mar. 2018 – Oct. 2022), Charles Schwab Investment
Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and
President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive
Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.
		106	None

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Schwab Select Large Cap Growth Fund
Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Omar Aguilar
1970
Chief Executive Officer, President and Chief Investment
Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2011)

Chief Executive Officer (Jan. 2022 – present), President (Oct. 2023 – present), (Chief
Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Jan. 2022),
Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and
President (Oct. 2022 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive
Officer (Sept. 2023 – present), President (Oct. 2023 – present), Chief Investment Officer
(June 2011 – present) and Vice President (June 2011 – Sept. 2023), Schwab Funds, Laudus
Trust and Schwab ETFs.

Mark Fischer
1970
Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2013)

Chief Operating Officer (Dec. 2020 – present) and Treasurer and Chief Financial Officer
(Jan. 2016 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial
Officer (Mar. 2020 – present), Chief Operating Officer (Oct. 2023 – present), Managing
Director (Mar. 2023 – present) and Vice President (Oct. 2013 – Mar. 2023), Charles Schwab
Investment Management, Inc.

Dana Smith
1965
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2023)

Treasurer and Chief Financial Officer (Jan. 2023 – present) and Assistant Treasurer
(Dec. 2015 – Dec. 2022), Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director
(Mar. 2023 – present), Vice President (Mar. 2022 – Mar. 2023) and Director
(Oct. 2015 – Mar. 2022), Charles Schwab Investment Management, Inc.; Managing Director
(May 2022 – present) and Vice President (Apr. 2022 – May 2022), Charles Schwab & Co., Inc.

Patrick Cassidy
1964
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2018)

Chief Investment Officer (Oct. 2023 – present) and Vice President (Feb. 2018 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Managing Director (Mar. 2023 – present),
Chief Investment Officer (Oct. 2023 – present), and Senior Vice President
(Oct. 2012 – Mar. 2023), Charles Schwab Investment Management, Inc.

William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios, Schwab Strategic Trust and Laudus Trust since
2021)

Managing Director (Mar. 2023 – present), Senior Vice President (Jan. 2020 – Mar. 2023) and
Chief Investment Officer (Jan. 2020 – present) Charles Schwab Investment
Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present),
Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment
Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment
Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018),
ThomasPartners, Inc.

Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and
Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab
Investments, Schwab Capital Trust, Schwab Annuity
Portfolios and Laudus Trust since 2005; Schwab Strategic
Trust since 2009)

Chief Legal Officer (Mar. 2022 – present), Managing Director (Mar. 2023 – present) and Vice
President (Sept. 2005 – Mar. 2023), Charles Schwab Investment Management, Inc.;
Managing Director (May 2022 – present) and Vice President (Aug. 2005 – May 2022), Charles
Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk
(Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present),
Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021),
Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and
Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.

1
Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
2
Mr. Bettinger and Mr. Wurster are Interested Trustees. Mr. Bettinger and Mr. Wurster are Interested Trustees because each owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
3
The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
29Schwab Select Large Cap Growth Fund | Semiannual Report

Schwab Select Large Cap Growth Fund
Glossary

dividend yield An expression of a stock’s market value in relationship to its dividend amount as a percentage. It is calculated by dividing the stock’s annual dividends by the market price of the stock.
price to earnings ratio The price of a stock divided by its historical earnings per share.
price to book ratio Compares the stock’s market value to the value of the total assets less the total liabilities.
Russell 1000 Growth Index An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
sovereign debt Debt issued by a national government within a given country and denominated in a foreign currency.
trading activity One of several risk factors commonly used to attribute a portfolio’s return relative to its benchmark. Specifically, trading activity measures a stock’s trailing 12 month trading volume relative to its total shares outstanding. It measures how actively traded a stock has been in the last 12 months.
weighted average market cap A measure of the size of the companies in which a fund invests, based upon the market value of a fund’s securities each weighted according to its percent of the portfolio.
Schwab Select Large Cap Growth Fund | Semiannual Report30

Notes

Notes

Schwab Select Large Cap Growth Fund
Schwab Asset Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Schwab Asset Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabassetmanagement.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab International Opportunities Fund
Schwab Select Large Cap Growth Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Opportunistic Municipal Bond Fund
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2023 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
¹
State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²
You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares if the Fund’s Board determines that the fee is in the best interests of the Fund. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR51736-14
00291008

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Omar Aguilar and Registrant’s Chief Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2) Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Laudus Trust

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	November 16, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Chief Executive Officer

Date:	November 16, 2023

By:	/s/ Dana Smith
Dana Smith Chief Financial Officer

Date:	November 16, 2023